Valuation and Qualifying Accounts (Tables)	12 Months Ended
Mar. 31, 2012
Valuation and Qualifying Accounts Deducted from Assets

Valuation and qualifying accounts deducted from assets to which they apply:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Allowance for doubtful receivables
Balance at beginning of fiscal period	¥15,793	¥14,941	¥15,330	$192,597
Additions
Charged to costs and expenses	2,105	5,307	7,457	25,671
Charged to other accounts	255	1,068	957	3,110
Deductions	2,910	5,523	8,803	35,488

Balance at end of fiscal period	¥15,243	¥15,793	¥14,941	$185,890

Deductions were principally collectible or uncollectible accounts and notes charged to the allowance.

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Valuation allowance for deferred tax assets
Balance at beginning of fiscal period	¥36,690	¥49,081	¥31,420	$447,439
Additions
Charged to costs and expenses	1,961	7,596	21,784	23,915
Charged to other accounts	276	—	8	3,366
Deductions	18,197	19,987	4,131	221,915

Balance at end of fiscal period	¥20,730	¥36,690	¥49,081	$252,805